NATURE OF OPERATIONS (Detail Textuals)	12 Months Ended
Dec. 31, 2018
Cannabis Coffee and Tea Pod Company Ltd.
Description Of Nature Of Operations [Line Items]
Percentage of outstanding shares	50.00%
O'Cannabis
Description Of Nature Of Operations [Line Items]
Percentage of outstanding shares	50.00%
Greytrust Inc.
Description Of Nature Of Operations [Line Items]
Percentage of outstanding shares	50.00%